united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Semi-Annual Report

March 31, 2024

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Multi Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmarks:

					Inception -
			Annualized	Annualized	March 31, 2024 **
	Six Months	One Year	Five Year	Ten Year	(Annualized)
Grant Park Multi Alternative Strategies Fund - Class A	6.95%	7.27%	5.29%	4.61%	4.46%
Grant Park Multi Alternative Strategies Fund - Class A with load	0.80%	1.08%	4.06%	3.99%	3.86%
Grant Park Multi Alternative Strategies Fund - Class C	6.54%	6.43%	4.52%	3.85%	3.69%
Grant Park Multi Alternative Strategies Fund - Class I	7.17%	7.58%	5.58%	4.89%	4.74%
Grant Park Multi Alternative Strategies Fund - Class N	6.94%	7.25%	5.31%	4.63%	4.48%
Bloomberg 1-3 Year U.S. Treasury Bond Index ***	2.84%	2.94%	1.13%	1.06%	1.04%
Bloomberg U.S. Government/Corporate Long Bond Index ****	10.56%	(1.37)%	(0.65)%	2.30%	2.88%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.74% for Class A shares, 2.49% for Class C shares, 1.49% for Class I shares, and 1.74% for Class N shares per the Fund’s Prospectus dated January 29, 2024. Class A Shares are subject to a maximum deferred sales charge of 1.00%. Redemptions made within 60 days of purchase of any share class may be assessed a redemption fee of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

***	The Bloomberg 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

****	The Bloomberg U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2024

Holdings by type of investment	% of Net Assets at Value
Short-Term Investment	29.3%
Bonds & Notes	36.9%
U.S. Government & Agencies	15.9%
Exchange-Traded Funds	12.3%
Other Assets Less Liabilities - Net	5.6%
100.0%

Please refer to the Consolidated Schedule of Investments in this Semi-annual report for a detailed listing of the Fund’s holdings.

Derivative exposure is included in Other Assets Less Liabilities - Net.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.3%
	COMMODITY - 1.6%
90,860	Invesco Optimum Yield Diversified Commodity	$1,260,228
126,564	iShares Gold Trust(a),(b)	5,316,954
		6,577,182
	EQUITY - 10.5%
25,205	iShares Core S&P 500 ETF	13,251,025
11,402	iShares MSCI ACWI ETF	1,255,702
23,770	iShares MSCI ACWI ex U.S. ETF	1,269,080
16,089	iShares MSCI EAFE ETF	1,284,868
19,264	iShares MSCI EAFE Small-Cap ETF	1,219,989
30,300	iShares MSCI Emerging Markets ETF	1,244,724
6,986	iShares Russell 1000 ETF	2,012,178
9,866	iShares Russell 2000 ETF	2,074,820
23,642	iShares Russell Mid-Cap ETF	1,988,056
21,366	iShares U.S. Real Estate ETF	1,920,803
184,894	Vanguard FTSE Developed Markets ETF	9,276,132
63,342	Vanguard FTSE Emerging Markets ETF	2,645,795
32,396	Vanguard Real Estate ETF	2,801,606
		42,244,778
	FIXED INCOME - 0.2%
10,318	Vanguard Long-Term Treasury ETF	611,238

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,341,599)	49,433,198

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 36.9%
	OIL & GAS PRODUCERS — 1.2%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,901,253

	SOFTWARE — 1.2%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,873,225

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.5%
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,653,702
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	7,099,493

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 36.9% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.5% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.2500	06/30/26	$9,384,536
14,000,000	Federal Home Loan Banks(c)	1.1250	07/21/26	13,020,597
4,250,000	Federal Home Loan Banks(c)	0.5000	05/27/27	4,051,058
10,000,000	Federal Home Loan Banks(c)	1.1250	06/30/27	9,134,683
10,000,000	Federal Home Loan Banks(c)	1.0000	01/28/28	9,105,367
10,000,000	Federal Home Loan Banks(c)	0.4000	02/24/28	9,114,459
14,750,000	Federal Home Loan Banks(c)	0.3000	02/25/28	13,372,073
10,000,000	Federal Home Loan Banks(c)	1.2500	08/16/28	9,007,354
9,900,000	Federal Home Loan Banks(c)	1.0000	08/24/28	9,096,857
3,500,000	Federal Home Loan Mortgage Corporation	5.0000	12/16/24	3,492,157
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,087,036
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,649,298
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,649,857
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	11,918,172
2,284,870	Government National Mortgage Association	2.5000	12/20/49	1,962,625
				138,799,324
	TOTAL BONDS & NOTES (Cost $160,063,873)			148,573,802

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 15.9%
	U.S. TREASURY BILLS — 13.5%
10,000,000	United States Treasury Bill(d)	2.6400	04/02/24	9,998,551
15,000,000	United States Treasury Bill(d)	5.0500	04/18/24	14,962,751
10,000,000	United States Treasury Bill(d)	5.2900	05/30/24	9,913,835
10,000,000	United States Treasury Bill(d)	5.3200	07/23/24	9,836,425
10,000,000	United States Treasury Bill(d)	5.2900	08/01/24	9,825,006
				54,536,568

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 2.4%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,693,927

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,313,157)			64,230,495

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 29.3%
	MONEY MARKET FUND - 29.3%
118,088,029	Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Class, 5.22%(b)(e)(Cost $118,088,029)	$118,088,029

	TOTAL INVESTMENTS - 94.4% (Cost $385,806,658)	$380,325,524
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%	22,528,029
	NET ASSETS - 100.0%	$402,853,553

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
273	CBOT 10 Year US Treasury Note	06/18/2024	$30,247,547	$14,431
168	CBOT 5 Year US Treasury Note	06/28/2024	17,978,625	(53,718)
36	CBOT Soybean Meal Future(b)	05/14/2024	1,215,720	(17,680)
17	CBOT Soybean Oil Future(b)	05/14/2024	489,090	(11,124)
262	CBOT US Treasure Bond Futures	06/18/2024	31,554,625	364,625
306	CME British Pound Currency Future	06/17/2024	24,149,138	(346,918)
22	CME E-Mini NASDAQ 100 Index Future	06/21/2024	8,129,000	79,714
128	CME E-Mini Standard & Poor’s 500 Index Future	06/21/2024	33,974,400	746,252
31	CME E-Mini Standard & Poor’s MidCap 400 Index	06/21/2024	9,539,940	282,630
11	CME Euro Foreign Exchange Currency Future	06/17/2024	1,487,956	(17,657)
28	CME Feeder Cattle Future(b)	05/23/2024	3,481,800	(154,675)
36	CME Lean Hogs Future(b)	06/14/2024	1,460,880	130
55	CME Live Cattle Future(b)	06/28/2024	3,965,500	(90,660)
426	CME Mexican Peso Currency Future	06/17/2024	12,662,850	223,685
61	COMEX Copper Future(b)	05/29/2024	6,110,675	41,275
162	COMEX Gold 100 Troy Ounces Future(b)	06/26/2024	36,262,080	1,008,810
7	COMEX Silver Future(b)	05/29/2024	872,060	(24,065)
9	Eurex 30 Year Euro BUXL Future	06/06/2024	1,318,447	(6,761)
69	Eurex DAX Index Future	06/21/2024	34,939,158	1,062,738
106	Euro-BTP Italian Bond Futures	06/06/2024	13,608,479	187,257
8	French Government Bond Futures	06/06/2024	1,106,106	6,844
143	FTSE 100 Index Future	06/21/2024	14,416,771	343,612
62	ICE Brent Crude Oil Future(b)	04/30/2024	5,394,000	110,190
91	ICE Gas Oil Future(b)	05/10/2024	7,352,800	(292,225)
328	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	17,203,600	37,640
58	LME Copper Future(b)	06/17/2024	12,845,999	66,023
44	LME Nickel Future(b)	06/17/2024	4,419,445	(78,737)
55	LME Primary Aluminum Future(b)	06/17/2024	3,210,130	45,730
138	LME Zinc Future(b)	06/17/2024	8,401,337	(276,669)

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
64	Long Gilt Future	06/26/2024	$8,072,596	$29,483
31	NYBOT CSC C Coffee Future(b)	05/20/2024	2,195,381	48,468
88	NYBOT CSC Cocoa Future(b)	05/15/2024	8,594,080	3,409,661
4	NYBOT CSC Number 11 World Sugar Future(b)	04/30/2024	100,890	4,055
8	NYBOT CTN Frozen Concentrated Orange Juice A(b)	05/10/2024	435,900	(6,488)
336	NYBOT FINEX United States Dollar Index Future	06/17/2024	35,034,383	135,618
60	NYMEX Light Sweet Crude Oil Future(b)	04/22/2024	4,990,200	238,320
6	NYMEX NY Harbor ULSD Futures(b)	04/30/2024	660,920	(6,683)
29	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	04/30/2024	3,313,691	104,156
222	SGX Nikkei 225 Stock Index Future	06/13/2024	29,456,731	214,068
407	Three Month SONIA Index Futures	12/15/2025	123,699,327	(10,004)
41	TSE Japanese 10 Year Bond Futures	06/13/2024	39,508,022	35,814
14	WCE Canola Future(b)	05/14/2024	129,494	(9,392)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$7,437,773

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
88	3 Month Euro Euribor Future	12/15/2025	$23,168,824	$(20,614)
229	CBOT 2 Year US Treasury Note Future	06/28/2024	46,826,206	25,835
1,500	CBOT 30 Day Federal Funds Future	07/31/2024	592,797,420	156,270
246	CBOT Corn Future(b)	05/14/2024	5,436,600	(60,775)
21	CBOT Oats Future(b)	05/14/2024	374,850	16,725
43	CBOT Rough Rice Future(b)	05/14/2024	1,406,960	28,090
17	CBOT Soybean Future(b)	05/14/2024	1,012,775	(13,750)
81	CBOT Wheat Future(b)	05/14/2024	2,269,013	69,800
163	CME Australian Dollar Currency Future	06/17/2024	10,648,790	159,641
417	CME Canadian Dollar Currency Future	06/18/2024	30,832,980	71,424
127	CME Japanese Yen Currency Future	06/17/2024	10,613,231	348,753
245	CME New Zealand Dollar Currency Future	06/17/2024	14,638,750	19,640
88	CME Swiss Franc Currency Future	06/17/2024	12,300,200	222,713
57	Eurex 10 Year Euro BUND Future	06/06/2024	8,201,359	(86,272)
361	Eurex 2 Year Euro SCHATZ Future	06/06/2024	41,162,567	(31,674)
145	Eurex 5 Year Euro BOBL Future	06/06/2024	18,496,494	(56,961)
52	HKG Hang Seng Index Future	04/29/2024	5,504,343	88,988
24	LME Copper Future(b)	06/17/2024	5,315,586	(216,073)
51	LME Nickel Future(b)	06/17/2024	5,122,538	(38,462)
2	LME Primary Aluminum Future(b)	06/17/2024	116,732	(4,332)
167	LME Zinc Future(b)	06/17/2024	10,166,835	(107,485)
115	NYMEX Henry Hub Natural Gas Futures(b)	04/26/2024	2,027,450	(1,520)

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
3	NYMEX Palladium Future(b)	06/26/2024	$306,450	$(9,590)
32	NYMEX Platinum Future(b)	07/29/2024	1,473,760	(16,430)
113	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	05/31/2024	1,141,752	41,483
1,137	Three-Month SOFR Futures	12/15/2025	273,576,413	403,738
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$989,162

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$8,426,935

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2024.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets
Investment securities:
Securities at cost	$385,806,658
Securities at fair value	$380,325,524
Deposit at broker for futures contracts	14,782,074
Net unrealized appreciation from open futures contracts	10,494,329
Dividend and interest receivable	927,315
Receivable for securities sold	162,740
Receivable for fund shares sold	125,082
Prepaid expenses and other assets	43,826
Total Assets	406,860,890

Liabilities
Net unrealized depreciation from open futures contracts	2,067,394
Payable for fund shares redeemed	1,287,331
Investment advisory fees payable	407,445
Payable to related parties	113,567
Distribution (12b-1) fees payable	20,766
Accrued expenses and other liabilities	110,834
Total Liabilities	4,007,337
NET ASSETS	$402,853,553

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$437,177,713
Accumulated deficit	(34,324,160)
NET ASSETS	$402,853,553

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2024

Net Asset Value Per Share:
Class A Shares
Net Assets	$11,703,952
Shares of beneficial interest outstanding	1,094,468
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.69
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.34

Class C Shares
Net Assets	$12,666,611
Shares of beneficial interest outstanding	1,235,530
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.25

Class I Shares
Net Assets	$341,459,781
Shares of beneficial interest outstanding	31,509,381
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.84

Class N Shares
Net Assets	$37,023,209
Shares of beneficial interest outstanding	3,456,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.71

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2024

Investment Income
Dividends	$314,346
Interest	7,365,137
Total Investment Income	7,679,483

Expenses
Investment advisory fees	2,736,472
Distribution (12b-1) fees:
Class A	15,833
Class C	66,029
Class N	43,148
Administrative services fees	219,356
Third party administrative servicing fees	167,922
Transfer agent fees	125,419
Registration fees	56,558
Accounting services fees	50,034
Custodian fees	30,967
Printing and postage expenses	29,350
Compliance officer fees	25,249
Legal fees	14,620
Audit and tax fees	13,010
Trustees fees and expenses	9,212
Insurance expense	4,858
Other expenses	2,788
Total Expenses	3,610,825
Net Investment Income	4,068,658

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	1,626,367
Foreign currency transactions	1,431
Futures contracts	4,128,075
5,755,873
Net change in unrealized appreciation (depreciation) of:
Investments	8,112,220
Foreign currency translations	(16,262)
Futures contracts	11,625,574
19,721,532
Net Realized and Unrealized Gain	25,477,405

Net Increase in Net Assets Resulting From Operations	$29,546,063

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
From Operations
Net investment income	$4,068,658	$10,221,751
Net realized gain (loss) from investment, foreign currency transactions and futures contracts	5,755,873	(30,813,785)
Net change in unrealized appreciation of investments, foreign currency translations, and futures contracts	19,721,532	6,479,125
Net increase (decrease) in net assets resulting from operations	29,546,063	(14,112,909)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(222,121)	(513,005)
Class C	(136,886)	(280,768)
Class I	(8,191,754)	(18,439,669)
Class N	(588,693)	(1,192,175)
Total distributions to shareholders	(9,139,454)	(20,425,617)

Capital Transactions
Class A:
Proceeds from shares sold	250,541	1,873,610
Net asset value of shares issued in reinvestment of distributions	205,948	444,839
Redemption fee proceeds	214	785
Payments for shares redeemed	(3,295,657)	(8,892,712)
Net decrease from capital transactions	(2,838,954)	(6,573,478)

Class C:
Proceeds from shares sold	307,175	1,068,452
Net asset value of shares issued in reinvestment of distributions	128,890	262,682
Redemption fee proceeds	221	701
Payments for shares redeemed	(2,616,578)	(2,570,676)
Net decrease from capital transactions	(2,180,292)	(1,238,841)

Class I:
Proceeds from shares sold	31,561,175	148,151,446
Net asset value of shares issued in reinvestment of distributions	7,087,688	16,244,948
Redemption fee proceeds	6,960	28,349
Payments for shares redeemed	(204,256,162)	(357,220,587)
Net decrease from capital transactions	(165,600,339)	(192,795,844)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$5,536,637	$13,525,553
Net asset value of shares issued in reinvestment of distributions	569,182	1,006,600
Redemption fee proceeds	565	2,094
Payments for shares redeemed	(6,048,160)	(34,148,953)
Net increase (decrease) from capital transactions	58,224	(19,614,706)

Total Decrease in Net Assets From Capital Transactions	(170,561,361)	(220,222,869)

Net Assets
Beginning of Period	553,008,305	807,769,700
End of Period	$402,853,553	$553,008,305

SHARE ACTIVITY
Class A:
Shares Sold	24,123	180,659
Shares Reinvested	20,151	42,650
Shares Redeemed	(320,977)	(864,548)
Net decrease in shares of beneficial interest outstanding	(276,703)	(641,239)

Class C:
Shares Sold	30,816	107,067
Shares Reinvested	13,125	26,190
Shares Redeemed	(265,491)	(258,662)
Net decrease in shares of beneficial interest outstanding	(221,550)	(125,405)

Class I:
Shares Sold	3,022,150	14,020,998
Shares Reinvested	684,801	1,536,892
Shares Redeemed	(19,632,137)	(34,100,593)
Net decrease in shares of beneficial interest outstanding	(15,925,186)	(18,542,703)

Class N:
Shares Sold	534,038	1,309,043
Shares Reinvested	55,584	96,325
Shares Redeemed	(589,092)	(3,283,177)
Net increase (decrease) in shares of beneficial interest outstanding	530	(1,877,809)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,		September 30,
	2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$10.17		$10.66	$11.68	$10.85	$11.84		$10.89
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.13	(0.10)	(0.13)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.62		(0.37)	0.26	1.13	0.42		1.12
Total from investment operations	0.70		(0.24)	0.16	1.00	0.39		1.11

Less distributions from:
Net investment income	(0.18)		(0.25)	(0.50)	(0.04)	(1.19)		—
Net realized gains	—		—	(0.68)	(0.13)	(0.19)		(0.16)
Total distributions	(0.18)		(0.25)	(1.18)	(0.17)	(1.38)		(0.16)

Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.69		$10.17	$10.66	$11.68	$10.85		$11.84

Total return (3)	6.95	% (8)	(2.27)%	1.31%	9.39%	3.72%		10.40%

Net assets, at end of period (000s)	$11,704		$13,948	$21,446	$18,474	$11,465		$9,371

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.75	% (9)	1.71%	1.68%	1.74%	1.78	% (6)	1.84%
Ratio of net expenses to average net assets, including interest expense	1.75	% (9)	1.71%	1.68%	1.74%	1.79	% (5)	1.83%
Ratio of net investment income (loss) to average net assets	1.55	% (9)	1.25%	(0.88)%	(1.11)%	(0.31)%		(0.12)%
Portfolio Turnover Rate	11	% (8)	1%	9%	39%	49%		41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before advisor recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,		September 30,
	2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$9.72		$10.20	$11.23	$10.47	$11.47		$10.63
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.05	(0.17)	(0.20)	(0.11)		(0.11)
Net realized and unrealized gain (loss)	0.59		(0.35)	0.24	1.09	0.41		1.11
Total from investment operations	0.63		(0.30)	0.07	0.89	0.30		1.00

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.42)	—	(1.11)		—
Net realized gains	—		—	(0.68)	(0.13)	(0.19)		(0.16)
Total distributions	(0.10)		(0.18)	(1.10)	(0.13)	(1.30)		(0.16)

Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.25		$9.72	$10.20	$11.23	$10.47		$11.47

Total return (3)	6.54	% (8)	(2.98)%	0.50%	8.60%	2.96%		9.61%

Net assets, at end of period (000s)	$12,667		$14,162	$16,135	$13,553	$11,109		$13,008

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	2.50	% (9)	2.46%	2.43%	2.49%	2.52	% (6)	2.59%
Ratio of net expenses to average net assets, including interest expense	2.50	% (9)	2.46%	2.43%	2.49%	2.53	% (5)	2.58%
Ratio of net investment income (loss) to average net assets	0.80	% (9)	0.55%	(1.62)%	(1.86)%	(1.04)%		(1.03)%
Portfolio Turnover Rate	11	% (8)	1%	9%	39%	49%		41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before advisor recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,		September 30,
	2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$10.32		$10.81	$11.83	$10.99	$11.97		$10.98
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.16	(0.07)	(0.10)	(0.01)		0.08
Net realized and unrealized gain (loss)	0.64		(0.37)	0.26	1.14	0.45		1.07
Total from investment operations	0.73		(0.21)	0.19	1.04	0.44		1.15

Less distributions from:
Net investment income	(0.21)		(0.28)	(0.53)	(0.07)	(1.23)		—
Net realized gains	—		—	(0.68)	(0.13)	(0.19)		(0.16)
Total distributions	(0.21)		(0.28)	(1.21)	(0.20)	(1.42)		(0.16)

Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.84		$10.32	$10.81	$11.83	$10.99		$11.97

Total return (3)	7.17	% (8)	(1.99)%	1.53%	9.59%	4.12%		10.68%

Net assets, at end of period (000s)	$341,460		$489,686	$713,252	$405,503	$277,842		$167,041

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.50	% (9)	1.46%	1.43%	1.49%	1.52	% (6)	1.59%
Ratio of net expenses to average net assets, including interest expense	1.50	% (9)	1.46%	1.43%	1.49%	1.53	% (5)	1.58%
Ratio of net investment income (loss) to average net assets	1.80	% (9)	1.51%	(0.59)%	(0.86)%	(0.11)%		0.75%
Portfolio Turnover Rate	11	% (8)	1%	9%	39%	49%		41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before advisor recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,		September 30,
	2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$10.19		$10.67	$11.70	$10.87	$11.86		$10.90
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.13	(0.09)	(0.13)	(0.04)		0.23
Net realized and unrealized gain (loss)	0.62		(0.35)	0.24	1.13	0.44		0.89
Total from investment operations	0.70		(0.22)	0.15	1.00	0.40		1.12

Less distributions from:
Net investment income	(0.18)		(0.26)	(0.50)	(0.04)	(1.20)		—
Net realized gains	—		—	(0.68)	(0.13)	(0.19)		(0.16)
Total distributions	(0.18)		(0.26)	(1.18)	(0.17)	(1.39)		(0.16)

Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.71		$10.19	$10.67	$11.70	$10.87		$11.86

Total return (3)	6.94	% (8)	(2.15)%	1.22%	9.37%	3.79%		10.38%

Net assets, at end of period (000s)	$37,023		$35,213	$56,938	$23,306	$16,112		$10,771

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.75	% (9)	1.71%	1.68%	1.74%	1.77	% (6)	1.84%
Ratio of net expenses to average net assets, including interest expense	1.75	% (9)	1.71%	1.68%	1.74%	1.78	% (5)	1.83%
Ratio of net investment income (loss) to average net assets	1.54	% (9)	1.26%	(0.78)%	(1.11)%	(0.33)%		2.11%
Portfolio Turnover Rate	11	% (8)	1%	9%	39%	49%		41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Represents the ratio of expenses to average net assets before advisor recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide positive absolute returns.

The Fund offers four classes of shares Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial;

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,433,198	$—	$—	$49,433,198
Bonds & Notes	—	148,573,802	—	148,573,802
U.S. Government & Agencies	—	64,230,495	—	64,230,495
Short-Term Investment	118,088,029	—	—	118,088,029
Net unrealized appreciation from open futures	10,494,329	—	—	10,494,329
Total	$178,015,556	$212,804,297	$—	$390,819,853

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures	$2,067,394	$—	$—	$2,067,394
Total	$2,067,394	$—	$—	$2,067,394

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to present assets and liabilities on a gross basis equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2024:

		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
	ADM Investor Services, Inc.	$3,234,096	$(773,718)	$—	$2,460,378
	RJ O’Brien	7,260,233	(1,293,676)	—	5,966,557
Total		$10,494,329	$(2,067,394)	$—	$8,426,935

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(773,718)	$773,718	$—	$—
	RJ O’Brien	(1,293,676)	1,293,676	—	—
Total		$(2,067,394)	$2,067,394	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the six months ended March 31, 2024:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts Net unrealized depreciation from open futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure for the six months ended March 31, 2024:

Asset Derivatives Investment Fair Value
			Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	ended March 31, 2024
Futures	$2,855,642	$1,181,474	$5,232,916	$1,224,297	$10,494,329

Liability Derivatives Investment Fair Value
			Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	ended March 31, 2024
Futures	$—	$(364,575)	$(1,436,815)	$(266,004)	$(2,067,394)

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The following is a summary of the Fund’s net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2024:

Net realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
			Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	ended March 31, 2024
Futures	$14,086,234	$(6,130,543)	$687,809	$(4,515,425)	$4,128,075

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
			Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	ended March 31, 2024
Futures	$4,682,557	$246,894	$5,119,342	$1,576,781	$11,625,574

Consolidation of Subsidiary – The consolidated financial statements of the Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2024
Fair Value of GPMAS	$32,539,082
Other Assets	$—
Total Net Assets	$32,539,082

Percentage of the Fund’s Total Net Assets	8.1%

For tax purposes, GPMAS is an exempted Cayman investment company. GPMAS received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statement of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2024 as disclosed in the Consolidated Schedule of Investments and the amounts of

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased to the earlier of the call date or the maturity of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Fund on returns filed for open tax years 2021 to 2023 or expected to be taken in the Fund’s September 30, 2024 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Management Risk – The Advisor’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, the cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, amounted to $39,198,754, and $20,626,987 respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Fund’s investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18%, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2024, the Advisor earned $2,736,472 in management fees for the Fund.

With respect to the Fund, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the six months ended March 31, 2024, the Advisor recaptured $0 of previously waived expenses and there are none available for recoupment.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Fund (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Fund, respectively. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Fund’s shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2024, the Fund incurred $125,010 in fees, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. On sales of Class A shares for the six months ended March 31, 2024, the Distributor received

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

$5,412 from front-end sales charges of which $750 was retained by the principal underwriter or other affiliated broker-dealer.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEE PROCEEDS

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2024, the redemption fees assessed for the Fund was $7,960.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund seeks to achieve its investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds-Government Portfolio Institutional Class (the “Portfolio”), ticker MVRXX, a registered open-end fund. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2024, the percentage of the Fund’s net assets invested in the Portfolio was 29.3%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2024, Charles Schwab & Co. held 40.40% of the voting securities of the Fund and may be deemed to control the Fund.

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$20,425,285	$35,254,692
Long-Term Capital Gain	332	14,747,648
Return of Capital	—	—
	$20,425,617	$50,002,340

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

As of September 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$5,797,183	$—	$(35,959,060)	$(9,487,382)	$—	$(15,081,510)	$(54,730,769)

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, foreign tax passthrough basis adjustments, and the mark-to-market on futures contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $1,347.

Capital losses incurred after October 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $36,045,485.

At September 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,573,546	$6,913,836	$9,487,382	$—

10.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$384,097,522	$18,316,217	$(13,661,280)	$4,654,937

11.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grant Park Multi Alternative Strategies Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual” columns in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/23	3/31/24	10/1/23 – 3/31/24	3/31/24	10/1/23 – 3/31/24
Grant Park Multi Alternative Strategies Fund:
Class A	1.75%	$ 1,000.00	$ 1,069.50	$ 9.05	$ 1,016.25	$ 8.82
Class C	2.50%	$ 1,000.00	$ 1,065.40	$ 12.91	$ 1,012.50	$ 12.58
Class I	1.50%	$ 1,000.00	$ 1,071.70	$ 7.75	$ 1,017.52	$ 7.54
Class N	1.75%	$ 1,000.00	$ 1,069.40	$ 9.03	$ 1,016.27	$ 8.80

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Grant Park Multi Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

Dearborn Capital Management L.L.C. – Adviser to Grant Park *

In connection with the regular meeting held on November 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and the Trust, with respect to the Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Advisor was founded in 1989, managed approximately $638 million in assets as of July 2023, and focused on offering alternative investment strategies through public and private investment vehicles. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and noted deep financial industry experience with alternative investment products and hedge funds. The Board also noted that Adviser delegated strategy execution to a sub-adviser but provided oversight of the investment activities to ensure they were operating with the established guidelines. The Board acknowledged Adviser’s risk management and accounting teams monitor compliance with the Fund’s investment limitations by reviewing trade activities daily, reviewing overall portfolio risk, diversification, liquidity, and ensured the strategy was executed according to the prospectus. The Board noted that Adviser maintained a cybersecurity program. The Board observed that the Adviser’s long-term experience in creating and operating liquid alternative investment funds was a benefit to shareholders. The Board concluded that the Adviser should continue to provide a high level of service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund and noted it underperformed the benchmark index, Morningstar category, and peer group for the one-year period due to global uncertainties and a lack of price direction and sharp reversals in fixed income markets. The Board considered Adviser’s position that performance was consistent with other similar periods of price uncertainty and compared favorably against the benchmark index, Morningstar category, and peer group for the three-year, five year and since inception periods. The Board reviewed the Fund’s Sharpe and Sortino ratios, noting each ranked in line with its peer group and Morningstar category over the past year while the standard deviation was in the top quartile. The Board concluded that the Fund continued to provide solid performance to its shareholders.

Fees and Expenses. The Board noted that the advisory fee of 1.18% was slightly higher than the averages and medians of its peer group and Morningstar category but below the high of each. The Board reviewed the Fund’s net expense ratio of 1.43% and acknowledged it was higher than the averages and medians of the peer group and Morningstar category but well below the category high. The Board considered the Adviser’s remarks that its fees and expenses were attributable to the resources involved in managing the Fund’s trading programs and oversight of the sub-adviser. The Board considered the impact of the sub-advisory fee. After further discussion, the Board concluded that the advisory fee for the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by the Adviser and noted that the Adviser realized a profit in managing the Fund. The Board acknowledged the expertise required to research, create, execute and maintain the complex trading programs that drive the Fund’s strategies and the costs of oversight and on-going risk management associated with monitoring the trading strategies and determined the Adviser’s profitability was not excessive.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the Fund. They noted the Adviser’s position that it had competitively priced its advisory fee at the Fund’s inception to effectively provide the benefits of economies to shareholders prior to achieving scale. The Board further noted that the Adviser was willing to evaluate potential breakpoints when the Fund reached a specified level of assets. The Board noted no capacity limitations.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the agreement was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Multi Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2024

EMC Capital Advisors, LLC – Sub-Adviser to Grant Park Multi-Alternative Strategies Fund *

In connection with the regular meeting held on November 13-14, 2023 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and EMC Capital Advisors, LLC (the “Sub-Adviser”), with respect to Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Sub-Adviser was founded in 1988 and currently registered as a commodity trading adviser, commodity pool operator and investment adviser. They acknowledged that the Sub-Adviser managed approximately $672 million in assets and provided a diversified portfolio of global commodities and financial instruments to institutional and private investors. The Board reviewed the background information of key investment personnel responsible for servicing the Fund, considered their education and financial industry experience. The Board acknowledged that the Sub-Adviser made investment decisions using quantitative research process based on price data analysis that produced systematic investment models across four independent sub-strategies. The Board noted that the Sub-Adviser had independent risk processes for each of the four sub-strategies and monitored compliance with the Fund’s investment limitations by incorporating trading guidelines, exposure limits, and restrictions into its trading system. They acknowledged the Sub-Adviser’s order management services efficiently routed orders directly to futures merchants for execution and clearing of the Fund’s trades. The Board noted that the Sub-Adviser had not reported any cybersecurity incidents over the past year and maintained a strong cybersecurity program. The Board further noted that the Sub-Adviser reported no material compliance or litigation issues since the Sub-Advisory Agreement was last renewed. The Board concluded that the Sub-Adviser should continue to provide a high level of quality service to the Fund and its shareholders.

Performance. The Board considered the Fund’s performance, noting that the Fund underperformed the benchmark index, Morningstar category and peer group over the one-year period. The Board noted that the Fund compared favorably against the benchmark index, Morningstar category, and peer group for the three-year, five-year and since inception periods. The Board acknowledged that the Sub-Adviser was the Fund’s sole Sub-Adviser, responsible for managing the four sub-strategies within the Fund. After further discussion, the Board agreed that the Sub-Adviser should continue to provide strong performance for the Fund and its shareholders.

Fees and Expenses. The Board reviewed the fee split between the Fund’s Adviser and Sub-Adviser and allocation of responsibilities between the Adviser and Sub-Adviser, noting that the Sub-Adviser received a fee equal to 0.40% of the Fund’s overall advisory fee from the Adviser and not the Fund. The Board also compared the Fund’s sub-advisory fee to the Sub-Adviser’s fee for other similar accounts, noting that the sub-advisory fee paid by the Adviser was lower than the average fee charged by the Sub-Adviser to other clients. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the Sub-Adviser’s profitability analysis in connection with the sub-advisory services provided to the Fund and considered the profit levels in both actual dollars and as a percentage of revenue. The Board considered the Sub-Adviser’s position that its profits were lower than the industry average given the operational, regulatory, and reputational risks in managing the Fund. The Board concluded that the Sub-Adviser’s profits were not excessive.

Economies of Scale. The Board considered whether there were economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily an adviser level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
566 W Adams St., Suite 300
Chicago, IL 60661

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

GRANTPARK-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/7/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/7/24